CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net Loss	$ (1,270,193)	$ (562,043)
Income from discontinued operations		6,460
Loss from continuing operations	(1,270,193)	(555,583)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	459,799	479,569
Vesting of stock options for services	71,250	7,344
Issuance of warrants to Board of Directors for services	53,946
Issuance of common stock to Board of Directors for services	15,000
Accretion interest expense in connection with debt discount related to notes payable	2,118	147,606
Beneficial conversion feature recorded as interest expense		552,778
Impairment of monitoring equipment and parts	75,000	150,000
Loss on disposal of property and equipment		1,365
Loss on disposal of monitoring equipment and parts	10,771	31,851
Gain on disposal of discontinued operations		(285,255)
Change in assets and liabilities:
Change in accounts receivable, net	158,508	(3,248,722)
Change in notes receivable	37,403	37,332
Change in inventories	(63,498)	7,607
Change in prepaid expenses and other assets	(446,379)	(43,784)
Change in accounts payable	322,535	(83,600)
Change in accrued expenses	52,808	2,074,597
Change in deferred revenue	11	(317,551)
Net cash used in operating activities	(520,921)	(1,044,446)
Cash flow from investing activities:
Purchase of property and equipment	(62,082)	(3,826)
Purchase of monitoring equipment and parts	(750,189)	(229,000)
Cash deposited in escrow to secure international bond	(3,346,622)
Net cash used in investing activities	(4,158,893)	(232,826)
Cash flow from financing activities:
Borrowings on related-party notes payable	2,700,000	1,800,000
Principal payments on related-party notes payable	(60,000)
Principal payments on notes payable	(24,336)	(187,947)
Cash received from the exercise of warrants	8,000
Net cash provided by financing activities	2,623,664	1,612,053
Cash flow from discontinued operations:
Net cash provided by operating activities		993
Net cash used in financing activities		(18,475)
Net cash used in discontinued operations		(17,482)
Net increase (decrease) in cash	(2,056,150)	317,299
Cash, beginning of period	3,382,428	458,029
Cash, end of period	1,326,278	775,328
Cash paid for interest	7,519	41,715
Supplemental schedule of non-cash investing and financing activities:
Issuance of 483 and 103,808 shares of common stock in connection with Series D Preferred stock dividends	9,427	630,528
Series D Preferred stock dividends earned	$ 9,427	$ 630,330